Intangible Assets, Net (Impairment of Intangible Assets) (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Intangible assets impairment losses		$ 4.6	$ 0.4	$ 19.9
MoboTap [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets impairment losses	$ 3.4			$ 8.9